UBS PACESM Select Advisors Trust

UBS PACE Money Market Investments

UBS PACE Government Securities Fixed Income Investments

UBS PACE Intermediate Fixed Income Investments

UBS PACE Strategic Fixed Income Investments

UBS PACE Municipal Fixed Income Investments

UBS PACE Global Fixed Income Investments

UBS PACE High Yield Investments

UBS PACE Large Co Value Equity Investments

UBS PACE Large Co Growth Equity Investments

UBS PACE Small/Medium Co Value Equity Investments

UBS PACE Small/Medium Co Growth Equity Investments

UBS PACE International Equity Investments

UBS PACE International Emerging Markets Equity Investments

UBS PACE Global Real Estate Securities Investments

UBS PACE Alternative Strategies Investments

Supplement to the prospectuses relating to Class P shares (the "Prospectus") and Statement of Additional Information ("SAI"), each dated November 28, 2008

June 12, 2009

Dear Investor,

The purpose of this supplement is to update information regarding the above named funds (collectively, the "funds"). Effective on or before August 31, 2009, an investor's termination of his or her participation in the PACESM Select Advisors Program (the "Program") will no longer result in an automatic redemption of his or her Class P shares in any of the funds, except UBS PACE Money Market Investments. Therefore, an investor

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may continue to hold his or her Class P shares of the funds (other than UBS PACE Money Market Investments) after terminating his or her participation in the Program; however, such investors may not buy any additional Class P shares of the funds (except through dividend reinvestments). Further, an investor who is no longer a participant in the Program will neither be entitled to any of the services offered under the Program nor be subject to the PACE Program Fee.

The above changes may become effective prior to August 31, 2009, if system modifications are completed ahead of schedule. Please contact your Financial Advisor for further information.

As a result of these changes, the Prospectus and SAI are hereby revised as follows:

The section captioned "Managing your fund account" and sub-headed "Buying shares" on page 113 of the Prospectus is revised by adding the following as the last paragraph of that section:

If you are no longer a participant in the PACESM Select Advisors Program, you may not buy any additional Class P shares of the funds (except through dividend reinvestments). However, you may continue to hold your Class P shares of the funds (other than UBS PACE Money Market Investments), though you no longer will be entitled to the services described in the section "The PACESM Select Advisors Program" below.

The section captioned "Managing your fund account" and sub-headed "The PACESM Select Advisors Program" on page 114 of the Prospectus is revised by adding the following as the last paragraph of that section:

Investors who no longer participate in the PACESM Select Advisors Program but continue to hold Class P shares will not be entitled to any of the services described in this section.

The section captioned "Managing your fund account" and sub-headed "PACE Program Fee" beginning on page 114 of the Prospectus is revised by adding the following as the last paragraph of that section:

If you are no longer a participant in the PACESM Select Advisors Program but continue to hold Class P shares of the funds, you will not be subject to the Program Fee.

The section captioned "Managing your fund account" and sub-headed "Selling shares" beginning on page 115 of the Prospectus is revised by replacing the section in its entirety with the following:

You can sell your fund shares at any time. If you are a participant in the PACESM Select Advisors Program, you may sell your shares by contacting your Financial Advisor in person or by telephone or mail. Your Financial Advisor is responsible for promptly forwarding your request to UBS Financial Services Inc.'s headquarters. After it receives and accepts your request, UBS Financial Services Inc. repurchases your fund shares. You generally will receive the proceeds of the sale within the first business day after UBS Financial Services Inc. receives the order.

UBS Financial Services Inc. reserves the right not to repurchase your shares. In that case, UBS Financial Services Inc. forwards your request to sell your shares to the funds' transfer agent. In addition, if you are no longer a participant in the PACESM Select Advisors Program, you may contact your financial intermediary or the transfer agent. The transfer agent will sell your shares after you provide it with the following information in writing:

•  Your name and address;

•  The fund's name;

•  Your account number;

•  The dollar amount or number of shares you want to sell; and

•  A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The Trust and the transfer agent will not accept signature guarantees that are not a part of these programs.

Sales through the transfer agent may also need to include additional supporting documents for sales by estates, trusts, guardianships, custodianships, partnerships and corporations.

It costs the Trust money to maintain shareholder accounts. Therefore, the Trust reserves the right to repurchase all fund shares in any PACE Select Advisors Program account that has a net asset value of less than $7,500. If the Trust elects to do this with your account, it will notify you that you can increase the amount invested to the account minimum in effect at the time the PACE Select Advisors Program account was originally opened or more within 30 days. This notice may appear on your account statement.

If you want to sell shares that you purchased recently, the Trust may delay payment until it verifies that it has received good payment. If you purchased shares by check, this can take up to 15 days. Also, if conditions exist that make cash payments undesirable, each fund reserves the right to honor any request for redemption by making payment in whole or in part in securities. Additional information is available in the SAI.

Termination of participation in the PACESM Select Advisors Program. Class P shares of the funds are available for purchase exclusively to participants in the PACESM Select Advisors Program. Accordingly, you may buy Class P shares of the funds only if and for as long as you participate in the PACE Select Advisors Program. In the event your participation in the PACESM Select Advisors Program is terminated, you may continue to hold your Class P shares of the funds (except UBS PACE Money Market Investments); however, you may not buy any additional Class P shares except through dividend reinvestments and you will no longer be entitled to any of the services offered under the Program. If you hold Class P shares of UBS PACE Money Market Investments, your termination of participation in PACESM Select Advisors Program (other than, in the case of an investor who is a natural person, termination in the Program as a result of that person's death) will result in automatic redemption of the Class P shares of UBS PACE Money Market Investments. This automatic redemption may have tax consequences to you that you should carefully consider before investing in Class P shares. For further information on automatic redemption, please refer to the PACE Program Agreement.

The section captioned "Dividends and taxes" and sub-headed "Dividends" on page 136 of the Prospectus is revised by replacing the last full paragraph of that section in its entirety with the following:

You will receive dividends in additional shares of the same fund unless you elect to receive them in cash. If you prefer to receive dividends in cash, contact your Financial Advisor at UBS Financial Services Inc. or, if you are no longer a participant in the PACESM Select Advisors Program, your financial intermediary. Distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 of the year in which they were declared.

The section captioned "Reduced sales charges, additional purchase, exchange and redemption information and other services" and sub-headed "Automatic investment plan—Class A, Class C and Class P shares" on page 216 of the SAI is revised by adding the following as the last sentence of the first full paragraph of that section:

If you are no longer a participant in the PACESM Select Advisors Program, you may not buy additional Class P shares of the funds (except through dividend reinvestments).

The section captioned "Reduced sales charges, additional purchase, exchange and redemption information and other services" and sub-headed "Automatic redemption plan—Class P shares" on page 217 of the SAI is revised by replacing the section in its entirety with the following:

Automatic redemption plan—Class P shares. Investors in Class P shares who are participating in the PACESM Select Advisors Program may have UBS Financial Services Inc. redeem a portion of their shares in the PACE Program monthly or quarterly under the automatic redemption plan. Quarterly redemptions are made in March, June, September and December. The amount to be redeemed must be at least $250 per month or quarter or an amount as determined by UBS AG. Purchases of additional shares of a fund concurrent with redemption are ordinarily disadvantageous to shareholders because of potential tax liabilities. For retirement plan shareholders, special limitations apply. For further information regarding the automatic redemption plan, shareholders should contact their Financial Advisors at UBS Financial Services Inc.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.